RISK MANAGEMENT - Loans are recorded at amortized cost (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Risk Management
Balance according to disclosure	$ 54,429.4		$ 176,881,841	$ 166,372,776	[2]
Consumer
Risk Management
Balance according to disclosure			55,200,581	50,156,131
Commercial loans
Risk Management
Balance according to disclosure			92,550,025	89,536,494
Mortgage
Risk Management
Balance according to disclosure			17,279,362	15,103,533
Microcredit
Risk Management
Balance according to disclosure			425,697	409,688
Total gross loan portfolio
Risk Management
Balance in Statement of financial position			176,881,841	166,372,776
Balance according to disclosure			176,881,841	166,372,776
Total gross loan portfolio | Consumer
Risk Management
Balance according to disclosure			55,200,581	50,156,131
Total gross loan portfolio | Commercial loans
Risk Management
Balance according to disclosure			92,550,025	89,536,494
Total gross loan portfolio | Mortgage
Risk Management
Balance according to disclosure			17,279,362	15,103,533
Total gross loan portfolio | Finance Leases
Risk Management
Balance according to disclosure			11,426,176	11,166,930
Total gross loan portfolio | Microcredit
Risk Management
Balance according to disclosure			425,697	409,688
Total gross loan portfolio | Commercial loans | Commercial loans
Risk Management
Balance in Statement of financial position			102,408,977	99,428,894
Leasing presentation adjustment			(9,858,952)	(9,892,400)
Balance according to disclosure			92,550,025	89,536,494
Total gross loan portfolio | Consumer | Consumer
Risk Management
Balance in Statement of financial position			55,455,064	50,382,895
Leasing presentation adjustment			(254,483)	(226,764)
Balance according to disclosure			55,200,581	50,156,131
Total gross loan portfolio | Mortgage | Mortgage
Risk Management
Balance in Statement of financial position			18,592,103	16,151,299
Leasing presentation adjustment			(1,312,741)	(1,047,766)
Balance according to disclosure			17,279,362	15,103,533
Total gross loan portfolio | Microcredit | Microcredit
Risk Management
Balance in Statement of financial position			425,697	409,688
Balance according to disclosure			425,697	409,688
Total gross loan portfolio | Financial Leasing | Finance Leases
Risk Management
Leasing presentation adjustment			11,426,176	11,166,930
Balance according to disclosure			$ 11,426,176	$ 11,166,930

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.